Short-Term Bank Loans	12 Months Ended
Dec. 31, 2022
Long-term investments [Abstract]
Short-term bank loans
10.	Short-term bank loans

The following table presents short-term bank loans from commercial banks as of December 31, 2022 and 2021:

	As of December 31, 2022	As of December 31, 2021

China Minsheng Bank Fuzhou Branch	$10,769	$11,765
Bank of China Fuzhou Jin’an Branch	11,487	10,509
China Merchant Bank Fuzhou Branch	10,769	9,411
Xiamen International Bank Co., Ltd. Fuzhou Branch of	7,179	7,842
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,436	784
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch	1,436	1,568
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch	1,436	1,568
Industrial Bank Fuzhou Huqian Sub Branch	861	941
Industrial Bank Fuzhou Branch	1,421	1,568
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch	861	-
Total	$47,655	$45,956

As of December 31, 2022 and 2021, the total short-term bank borrowings balance of the Company was approximately $47.7 million and $46.0 million, respectively. The short-term bank loans outstanding as of December 31, 2022 and 2021 carried a weighted average interest rate of approximately 4.48% and 4.70% per annum, respectively.

China Minsheng Bank Fuzhou Branch

On September 10, 2021 and September 22, 2021, respectively, the Company entered into short-term loan facility agreements with China Minsheng Bank Fuzhou Branch, pursuant to which a facility of up to approximately $5.8 million (RMB37 million) and a facility of up to approximately $5.96 million (RMB38 million) were made available to the Company, at a fixed interest rate of 4.35% per annum. These short-term loans were collateralized by the real estate amounted to approximately $8.4 million and the land use rights for the property located at Dapu village, Honglu street, Fuqing City, Fuzhou City, Fujian Province, PRC, amounted to approximately $1.0 million, owned by the Company and guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and his brother, Yongteng Liu.

The $5.8 million (RMB 37 million) loan matures on September 10, 2022 and the $5.96 million (RMB38) loan matures on September 22, 2022. The Company made early repayment for the loans of approximately $5.8 million (RMB37 million) on July 7, 2022, $2.82 million (RMB18 million) on July 14, 2022 and $3.14 million (RMB20 million) on July 18, 2022.

After the repayment, the Company obtained additional loans of approximately $5.3 million (RMB37 million) on July 7, 2022, $2.6 million (RMB18 million) on July 14, 2022 and $2.9 million (RMB20 million) on July 18, 2022 at a fixed interest rate of 4% per annum.

As of December 31, 2022, loan balance under the RMB75 million credit line was $10.8 million (RMB75 million).

The aforementioned loans were repaid on maturity on February 7, February 14 and February 18, 2023. After repayment of the loans of RMB75 million, the Company obtained the note payable amounted $8.6 million (RMB60 million) issued by the same bank on February 17, 2023 and February 20, 2023 to pay to its suppliers.

Bank of China Fuzhou Jin’an Branch

On June 28, 2021, the Company entered into a short-term facility agreement with Bank of China Fuzhou Jin’an Branch pursuant to which a total facility of up to approximately $12.3 million (RMB80 million) was made available to the Company at a fixed interest rate of 4.35% per annum. Loans from this facility are collateralized by the real estate and the land use rights, amounted to approximately $9.8 million in total, for the property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province owned by the Company and guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. Pursuant to the loan facility agreement, the Company shall meet two financial covenants that: (i) its current ratio shall be no less than 1; and (ii) the financing exposure balance shall be no more than approximately $61.3 million (RMB400,000,000) or 25% of the annual revenue. If the Company fails to meet either of the financial covenants, the total loan facility available will be reduced to approximately $7.7 million (RMB50 million). On July 14, July 21 and August 10, 2021, the Company drew down approximately $2.6 million (RMB17 million), $3.1 million (RMB 20 million) and $4.6 million (RMB30 million) loans from this facility, respectively. On March 21, 2022, the Company obtained approximately $1.9 million (RMB13 million) under this credit line.

The Company made early repayment for the loans of approximately $2.6 million (RMB17 million) on May 18, 2022, $3.0 million (RMB20 million) on June 15, 2022 and $4.6 million (RMB 30 million) on June 7, 2022. After the repayment, the Company obtained additional loans of approximately $2.4 million (RMB17 million) on May 26, 2022, $4.3 million (RMB30 million) on June 13, 2022, and $2.9 million (RMB20 million) on June 23, 2022, under the same loan facility agreement entered in June 2021.

As of December 31, 2022, loan balance under the $11.5 million (RMB80 million) credit line was $11.5 million (RMB 80 million).

The aforementioned loan’s mature dates are March 20, 2023, May 25, 2023, June 12, 2023 and June 22, 2023, respectively. On October 21, 2022, the Company signed supplementary contracts with Bank of China Fuzhou Jin’an Branch to change the interest rate of the loan obtained in May and June 2022, from 4% per annum to 2.5% per annum benefited from the special refinancing policy for transportation and logistics industry created by the People’s Bank of China and the Ministry of Transport, and the new interest rate is effective from the date of the contracts. The Company was in compliance with the financial covenant as of December 31, 2022 and 2021. On March 21, 2023 and April 24, 2023, the Company repaid approximately $1.9 million (RMB13 million) and $0.1 million (RMB1 million) to the bank, respectively.

On March 15, 2023, the Company entered into a short-term facility agreement with Bank of China Fuzhou Jin’an Branch pursuant to which a total facility of up to approximately $11.5 million (RMB80 million) was made available to the Company. Loans from this facility are collateralized by the real estate and the land use rights, amounted to approximately $8.6 million in total, for the property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province owned by the Company and guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. Pursuant to the loan facility agreement, the Company shall meet two financial covenants that: (i) its current ratio shall be no less than 0.85; and (ii) the financing exposure balance shall be no more than approximately $57.4 million (RMB400,000,000) or 25% of the annual revenue. The unpaid loan balance under the prior loan agreements were transferred to this new loan facility agreement according to the terms stated in the new agreement. On April 7, 2023, the Company drew down approximately $1.9 million (RMB13 million) under this line at a fixed interest rate of 2.5% per annum.

China Merchant Bank Fuzhou Branch

During the year ended December 31, 2020, the Company entered into a short-term loan facility agreement with China Merchant Bank Fuzhou Branch pursuant to which a total facility of up to approximately $9.2 million (RMB60 million) was made available to the Company. On September 25, October 12, 22, 26 and November 28, 2020, the Company drew down approximately $2.1 million (RMB14 million), $2.7 million (RMB17.5 million), $1.4 million (RMB9 million), $1.4 million (RMB 9.3 million) and $0.03 million (RMB0.2 million) of loans, at a fixed interest rate of 4.5% per annum. These short-term loans were collateralized by the real estate amounted to approximately $2.0 million, and the land use rights for the property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province, amounted to approximately $1.0 million, owned by the Company and guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and one of the VIE’s subsidiaries. On August 3, August 26, 2021, the Company repaid approximately $4.6 million (RMB30 million) and $3.1 (RMB20 million) to the bank, respectively. After the repayments were made, the Company drew down approximately $4.6 million (RMB30 million) on August 3, 2021, $3.1 (RMB20 million) on August 26, 2021 and $1.6 million (RMB10 million) on September 7, 2021 under the same loan facility credit line for a period of six months.

On December 24, 2021, the Company entered into a new short-term loan facility agreement with China Merchant Bank Fuzhou Branch to replace the short-term loan facility agreement signed with China Merchant Bank Fuzhou Branch during fiscal year 2020. Pursuant to such new short-term loan facility agreement, a total facility of up to an aggregate principal amount of approximately $11.6 million (RMB75 million) was made available to the Company. The loan facility term is from December 24, 2021 to December 23, 2022. The short-term loans that may be drawn under this loan facility are collateralized by the real estate valued at approximately $1.8 million, and the land use rights for the property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province, valued at approximately $0.9 million, owned by the Company, and are guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and one of the VIE’s subsidiaries. The unpaid loan balance under the prior loan agreement was transferred to this new loan facility agreement according to the terms stated in the new agreement.

On January 14 and 21, 2022, approximately $2.3 million (RMB15 million) and $2.3 million (RMB15 million) were repaid by the Company, which loans were originally obtained in August 2021. On January 14 and 21, 2022, the Company drew down approximately $2.4 million (RMB17 million) and $2.2 million (RMB15 million) of loans under this new loan facility with an interest rate of 4.50% per annum. On December 15, 2022 and December 16, 2022, the Company repaid approximately $2.4 million (RMB17 million) and $2.2 million (RMB15 million) to the bank, respectively. After the repayments were made, the Company drew down approximately $2.3 million (RMB16 million) and $3.0 million (RMB21 million) of loans under this new loan facility with an interest rate of 4.30% per annum.

On January 28, February 28 and March 17, 2022, approximately $2.3 million (RMB15 million), $0.8 million (RMB5 million) and $1.5 million (RMB10 million) were repaid by the Company, respectively, which were loans were originally obtained in August and September, 2021. On February 22, March 8 and April 12, 2022, the Company drew down approximately $1.4 million (RMB10 million), $0.7 million (RMB5 million) and $1.4 million (RMB10 million) of loans, respectively, under this new loan facility with an interest rate of 4.50% per annum. On December 19, 2022, the Company repaid approximately $1.4 million (RMB10 million), $0.7 million (RMB5 million) and $1.4 million (RMB10 million) to the bank. After the repayments were made, the Company drew down approximately $3.6 million (RMB25 million) on September 19, 2022 under this new loan facility with an interest rate of 4.30% per annum. On December 22, 2022, the Company drew down approximately $1.4 million (RMB10 million) of loans under this new loan facility with an interest rate of 4.30% per annum.

On January 14, 2022, Fujian Shengfeng Logistics Co., Ltd. drew down approximately $1.5 million (RMB10 million) of loan with an interest rate of 4.50% per annum. On December 21, 2022, the Company repaid approximately $1.5 million (RMB10 million) to the bank.

On January 14, 2022, Fuqing Shengfeng Logistics Co., Ltd. drew down approximately $0.5 million (RMB3 million) of loans under this loan facility with an interest rate of 4.50% per annum. On December 21, 2022, the Company repaid approximately $0.5 million (RMB3 million) to the bank. After the repayments were made, On December 21, 2022, Fuqing Shengfeng Logistics Co., Ltd. drew down approximately $0.4 million (RMB3 million) of loans under this loan facility with an interest rate of 4.30% per annum.

As of December 31, 2022, loan balance under the RMB75 million credit line was approximately $10.8 million (RMB75 million).

Xiamen International Bank Co., Ltd. Fuzhou Branch

During the year ended December 31, 2019, the Company entered into a short-term loan facility agreement with Xiamen International Bank Co., Ltd. Fuzhou Branch pursuant to which a total facility of up to approximately $4.3 million (RMB30 million) was made available to the Company as a revolving loan facility for a two-year period (From August 13, 2019 to August 13, 2021). On September 26, 2019, the Company made the first draw down of the loan at a fixed interest rate of 6.2% per annum. The loan amount was required to be repaid every quarter; the Company can withdraw and repay again for the next quarter until the end of the loan period. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. On August 13, 2021, the Company repaid approximately $4.3 million (RMB30 million) to the bank for the final draw down.

During the year ended December 31, 2020, the Company entered into a short-term loan facility agreement with Xiamen International Bank Co., Ltd. Fuzhou Branch pursuant to which a total facility of up to approximately $3.1 million (RMB20 million) was made available to the Company as a revolving loan facility for a two-year period. On April 8, 2020, the Company drew down approximately $3.1 million (RMB20 million) of loan at a fixed interest rate of 5.6% per annum. The loan amount was required to be repaid every quarter; the Company can withdraw and repay again for the next quarter until the end of the loan period. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. On April 8, 2022, the Company repaid approximately $3.1 million (RMB20 million) to the bank for the final draw down.

On August 11, 2021, the Company entered into a short-term loan facility agreement with Xiamen International Bank Co., Ltd. Fuzhou Branch pursuant to which a total facility of up to approximately $4.3 million (RMB30 million) was made available to the Company as a revolving loan facility for a three-year period (From August 13, 2021 to August 13, 2024). This is the extension of the revolving loan facility agreement signed back to August 2019. On August 19, 2021, the Company drew down approximately $4.3 million (RMB30 million) of loan at a fixed interest rate of 5.6% per annum. The principal amount outstanding is required to be repaid every quarter; the Company can withdraw and repay again for the next quarter until the end of the loan period. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. As of December 31, 2022, loan balance under the $4.3 million (RMB30 million) credit line was approximately $4.3 million (RMB30 million).

On April 8, 2022, the Company entered into a short-term loan facility agreement with Xiamen International Bank Co., Ltd. Fuzhou Branch, pursuant to which a total facility of up to approximately $3.1 million (RMB20 million) was made available to the Company as a revolving loan facility for a two-year period from April 8, 2022 to April 8, 2024. On April 15, 2022, the Company drew down approximately $2.9 million (RMB20 million) of the loan at a fixed interest rate of 5.5% per annum. The loan amount was required to be repaid every six months; the Company can withdraw and repay again for the next quarter until the end of the loan period. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. On April 15, 2023, the Company repaid approximately $2.9 million (RMB20 million) to the bank. On April 17,2023, the Company drew down approximately $2.9 million (RMB20 million) of the loan at a fixed interest rate of 5.5% per annum for a maturity to April 8, 2024.

As of December 31, 2022, loan balance under the RMB 20 million credit line was approximately $2.9 million (RMB20 million).

Haixia Bank of Fujian Fuzhou Jin’an Branch

On April 7, 2020, the Company entered into a short-term loan agreement with Haixia Bank of Fujian Fuzhou Jin’an Branch for a principal amount of $1.5 million (RMB10 million) at a fixed interest rate of 5.0% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. This borrowing has been repaid in full on April 28, 2021. On April 2, 2021, the Company entered into a new loan agreement with Fujian Fuzhou Jin’an Branch for a principal amount of approximately $1.5 million (RMB10 million) at a fixed interest rate of 5.5% per annum. The terms of said new loan agreement are substantially similar with the original short-term loan agreement. The said new loan will mature in one year. On December 14, 2021, the Company made early repayment of approximately $0.75 million (RMB5 million) to the bank. Subsequently on March 28, 2022, the Company made repayment for the rest of the loan. On June 16, 2022, the Company entered into a new short-term loan agreement with Haixia Bank of Fujian Fuzhou Jin’an Branch for a principal amount of approximately $1.4 million (RMB10 million) at a fixed interest rate of 5% per annum. The short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company and the VIE Shengfeng Logistic Group Co., Ltd. In addition, the short-term loan was further collateralized by 26 motor vehicles under one of the VIE’s subsidiaries Fujian Shengfeng Logistic Co., Ltd. On March 27, 2023, the collateral was changed to 6 motor vehicles under Fujian Shengfeng Logistic Co., Ltd. The Company received the loan proceeds on July 13, 2022.

Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch

On November 10, 2020, the Company entered into a short-term loan agreement with Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch for a principal amount of $1.5 million (RMB10 million) at a fixed interest rate of 3.35% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Fujian Yunlian Shengfeng Industrial Co. Ltd. On November 3, 2021, the Company made a repayment of the loan in full. After the repayment, the Company entered into a new short-term loan agreement with Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch on the same day for the same amount of the original loan, with the same terms as the previous agreement, except the fixed interest rate increased to 5.50% per annum. The aforementioned loan has been repaid on November 1, 2022 in full. After the repayment, the Company entered into a new short-term loan agreement with Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch on November 9, 2022 and drew down the loan on November 9, 2022 for the same amount of the original loan, with the same terms as the previous agreement and the new loan will be mature on November 8, 2023.

Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch

On September 17, 2021, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch for a principal amount of approximately $1.5 million (RMB10 million) at a fixed interest rate of 4.65% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Fuqing Shengfeng Logistics Co., Ltd. The loan has been early repaid on August 18, 2022. On August 19, 2022, the Company entered into a new short-term loan agreement with Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch for the same amount of the original loan, with the same terms as the previous agreement.

On February 19, 2023, the Company made repayment in full. On February 20, 2023, the Company entered into a new short-term loan agreement with Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch for the same amount of the original loan, with the same terms as the previous agreement and received the proceeds on the same date.

Industrial Bank Fuzhou Huqian SubBranch

On March 9, 2021, one of the VIE’s subsidiaries, Fuqing Shengfeng Logistics Co., Ltd., entered into a short-term loan facility agreement with Industrial Bank Fuzhou Huqian Sub-Branch pursuant to which a total facility of up to approximately $1.5 million (RMB10 million) was made available to Fuqing Shengfeng Logistics Co., Ltd. On March 26, 2021, Fuqing Shengfeng Logistics Co., Ltd. drew down approximately $0.9 million (RMB6 million) of the loan at a fixed interest rate of 3.35% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE. On January 20, 2022, Fuqing Shengfeng Logistics Co., Ltd. made repayment in full.

On January 21, 2022, the Company drew down approximately $0.9 million (RMB6 million) of the loan at a fixed interest rate of 3.8% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE. The new loan will be mature on January 21, 2023.

As of December 31, 2022, loan balance under the $1.5 million (RMB10 million) credit line was approximately $0.9 million (RMB6.0 million).

On January 28, 2023, Fuqing Shengfeng Logistics Co., Ltd. made repayment in full. Subsequently on February 3, 2023, one of the VIE’s subsidiaries, Fuqing Shengfeng Logistics Co., Ltd., entered into a short-term loan facility agreement with Industrial Bank Fuzhou Huqian sub-branch pursuant to which a total facility of up to approximately $0.9 million (RMB6 million) was made available to Fuqing Shengfeng Logistics Co., Ltd. to January 18, 2024. On February 7, 2023, Fuqing Shengfeng Logistics Co., Ltd. drew down approximately $0.9 million (RMB6 million) of the loan at a fixed interest rate of 3.7% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE.

Industrial Bank Co., Ltd. Fuzhou Branch

On March 10, 2021, the Company entered into a loan agreement Industrial Bank Co., Ltd. Fuzhou Branch for a principal amount of approximately $1.5 million (RMB10 million) at a fixed interest rate of 4.35% per annum. Approximately $1.4 million (RMB9 million) and $0.2 million (RMB1 million) were received on March 10, 2021 and March 12, 2021, respectively. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. The loan was scheduled to mature in one year from its date of origination. The loan was subsequently repaid in full on March 17, 2022.

On March 4, 2022, the Company entered into a short-term loan credit line agreement with Industrial Bank Co., Ltd. Fuzhou Branch for a principal amount of approximately $1.4 million (RMB10 million) at a fixed interest rate of 4.35% per annum for the period from March 4, 2022 to November 11, 2022, and the Company can withdraw from this credit line during the period. This short-term loan credit line was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. Approximately $1.3 million (RMB9 million) and $0.1 million (RMB1 million) were received on March 17, 2022 and March 21, 2022, respectively. The loan was subsequently repaid in full on November 8, 2022. On November 9, 2022, the Company drew down approximately $1.4 million (RMB9.9 million) of loan at a fixed interest rate of 4.2% per annum, which will be matured on November 9, 2023.

As of December 31, 2022, loan balance under the $1.5 million (RMB 10 million) credit line was $1.4 million (RMB9.9 million).

China Everbright Bank Co., Ltd Fuzhou Tongpan Branch

On June 1, 2021, one of the VIE’s subsidiaries, Fuqing Shengfeng Logistics Co., Ltd., entered into a short-term loan agreement with China Everbright Bank Co., Ltd. Fuzhou Tongpan Branch for a term of one year in the principal amount of approximately $0.9 million (RMB6 million) at a fixed interest rate of 4.6% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. On December 29, 2021, the Company made repayment in full.

On January 19, 2022, Fuqing Shengfeng Logistics Co., Ltd. entered into a short-term loan agreement with China Everbright Bank Co., Ltd. Fuzhou Tongpan Branch for a term of one year in the principal amount of approximately $0.9 million (RMB6 million) at a fixed interest rate of 4.6% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE. The loan proceeds in the amount of $0.9 million (RMB6 million) were received by the Company on January 19, 2022.

As of December 31, 2022, loan balance under the $0.9 million (RMB6 million) credit line was $0.9 million (RMB6 million).

On January 9, 2023, the Company repaid approximately $0.9 million (RMB 6 million) to the bank.

On January 9, 2023, Fuqing Shengfeng Logistics Co., Ltd. entered into a short-term loan agreement with Fuzhou Tongpan Branch of China Everbright Bank Co., Ltd. in the principal amount of approximately $0.9 million (RMB6 million) at a fixed interest rate of 4.1% per annum due on July 11, 2023. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE. The loan proceeds in the amount of approximately $0.9 million (RMB6 million) were received by the Company on January 9, 2023.

Bank of Communications Co., Ltd. Zhanjiang Branch

On June 9, 2021, the shareholders of Shengfeng Logistics Group Co., Ltd. approved and adopted a resolution to submit an application for a short-term factoring financing (with the account receivable from SDIC Guangdong Bioenergy Co., Ltd.) of approximately $0.02 million (RMB153,449) from Bank of Communications Co., Ltd., Zhanjiang Branch. The proceeds of this financing were subsequently received on July 5, 2021. The Company collected the full amount of the outstanding receivables from SDIC Guangdong Bioenergy Co., Ltd. on October 14, 2021. The financing was settled on October 14, 2021.

Guangxi Beibu Gulf Bank Nanning Branch

On January 17, 2023, one of the VIE’s subsidiaries, Shengfeng Logistics Guangxi Co., Ltd. entered into a short-term loan agreement with Guangxi Beibu Gulf Bank Nanning branch in the principal amount of approximately $0.7 (RMB5 million) at a fixed interest rate of 4.16% per annum due on July 14, 2023. This short- term loan was collateralized by a note receivable which amounted to approximately $0.8 (RMB5.3 million).

For the years ended December 31, 2022 and 2021, the interest expenses for the above short-term bank loans were approximately $2.1 million, $2.3 million and $2.0 million, respectively.

As of December 31, 2022, the Company had an aggregate credit line of approximately $43.1million (RMB300 million) and approximately $42.5 million (RMB 295.9 million) was used.